Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Class of Intangible Asset with a Finite Useful Life	The amortisation rates used for each class of intangible asset with a finite useful life are:
Class of Intangible Asset	Amortisation Period
Trade Secrets	20 Years
Patents and Trademarks	20 Years